Contractual Obligations, Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
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Contractual Obligations, Commitments and Contingencies

NOTE 18 —   CONTRACTUAL OBLIGATIONS, COMMITMENTS AND CONTINGENCIES

Status on contractual obligations

	December 31,
	2017	2016	2015
	(In millions of US$)
Long-term debt obligations(1)	2,953.1	3,284.8	3,585.9
Finance lease obligations	35.6	39.4	77.3
Bareboat agreements(2)	460.2	533.9	518.3
Operating leases obligations	190.9	234.7	309.0

Total obligations	3,639.8	4,092.8	4,490.5

(1)	Refer to note 2 — “Significant events” for more information on the significant adjustments done on our Group financial debt after closing.
(2)

As of December 31, 2017, the aggregate amount of our off balance sheet commitment for bareboat charters for our fleet is US$460.2 million, out of which US$397.0 million corresponded to the vessels operated through our new Global Seismic Shipping AS JV, US$13.8 million corresponded to vessels that we have already coldstacked, and US$49.4 million corresponded to the vessels operated in 2017 and beyond.

The following table presents payments in future periods relating to contractual obligations as of December 31, 2017:

	Payments due by period
	Less than 1 year	2-3 years	4-5 years	After 5 years	Total
	(In millions of US$)
Long-term debt obligations:
— Repayments: fixed rates	2,134.9	—	—	—	2,134.9
— Repayments: variables rates(a)	809.2	—	—	—	809.2
— Bonds and facilities interests	9.0	—	—	—	9.0

Total Long-term debt obligations	2,953.1	—	—	—	2,953.1

Finance leases:
— Finance lease Obligations: fixed rates	8.2	15.6	11.8	—	35.6
— Finance lease Obligations: variables rates(a)	—	—	—	—	—
Total Finance lease obligations	8.2	15.6	11.8	—	35.6

Bareboat agreements	72.2	102.9	91.3	193.8	460.2

Other operating lease agreements	49.7	55.2	41.5	44.5	190.9

Total Contractual Obligations(b)	3,083.2	173.7	144.6	238.3	3,639.8

(a)	Payments are based on the variable rates applicable as of December 31, 2017.
(b)	Payments in foreign currencies are converted in US$ at December 31, 2017 exchange rates.

Contractual obligations — finance leases

The Group leases land, buildings and equipment under finance lease agreements expiring at various dates until 2022.

The following table presents reconciliation between finance lease obligations and finance lease debts as of December 31, 2017:

	Less than 1 year	1-5 years	After 5 years	Total
	(In millions of US$)
Finance lease Obligations	8.2	27.4	—	35.6
Discounting	(2.4)	(6.6)	—	(9.0)
Headquarters purchase option	—	31.5	—	31.5

Finance lease debt (see note 13)	5.8	52.3	—	58.1

Contractual obligations — operating leases

Operating lease agreements relate primarily to bareboat charter agreements for seismic vessels, geophysical equipment, offices and computer equipment.

Rental expenses were US$180.2 million in 2017, US$245.7 million in 2016 and US$294.8 million in 2015.

Guarantees

	December 31,
	2017	2016	2015
	(In millions of US$)
Operations
Guarantees issued in favor of clients (guarantees issued by the Company to mainly support bids made at the subsidiaries level)	403.1	534.4	562.3
Other guarantees and commitments issued (guarantees issued by the Company on behalf of subsidiaries and affiliated companies in favor of customs or other governmental administrations)	111.8	203.1	197.3
Financing
Guarantees issued in favor of banks (mainly to support credit facilities)	22.3	—	23.2

Total	537.2	737.5	782.8

The duration of the guarantees and commitments is as follows:

	Due date
	Less than 1 year	2-3 years	4-5 years	After 5 years	Total
	(In millions of US$)
Operations
Guarantees issued in favor of clients	262.8	59.6	80.7	—	403.1
Other guarantees and commitments issued	54.7	33.2	21.3	2.6	111.8
Financing
Guarantees issued in favor of banks	22.3	—	—	—	22.3

Total	339.8	92.8	102.0	2.6	537.2

Others

Commitments issued or received on behalf of related parties are presented in note 8.

The Group has no off-balance sheet obligations under IFRS that are not described above.

Legal proceedings, claims and other contingencies

From time to time we are involved in legal proceedings arising in the normal course of our business. We do not expect that any of these proceedings, either individually or in the aggregate, will result in a material adverse effect on our consolidated financial condition or results of operations.

Request for information from the Bureau of Industry and Security (BIS) of the United States Department of Commerce

Following an investigation by the BIS regarding some shipments to our vessels operating in or near Cuba that may not have complied fully with our internal policies and possibly violated applicable export controls and sanctions laws, a warning letter without any financial penalty was issued on September 10, 2015. On July 29, 2015, the U.S. Office of Foreign Assets Control (OFAC) issued a pre-penalty notice. On December 15, 2015, a settlement agreement was signed pursuant to which we paid a fine of US$614,250.